Personnel expenses (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Personnel Expenses [Abstract]
Salaries and wages	₨ 3,291,605	₨ 2,827,234	₨ 2,921,071
Contribution to provident fund and other funds	189,207	163,781	165,133
Staff welfare expenses	56,295	30,151	37,094
Employee stock compensation expense	22,885	40,051	46,371
Employee benefits expense	3,559,992	3,061,217	3,169,669
Attributable to cost of goods sold and services rendered	1,825,048	1,548,282	1,596,159
Attributable to selling, general and administrative expenses	₨ 1,734,944	₨ 1,512,934	₨ 1,573,512